Loss per share	12 Months Ended
Dec. 31, 2021
Loss per share
Loss per share

18     Loss per share

The following table shows the calculation of basic and diluted loss per share:

	2021	2020

Net loss for the year	$30,699	$21,622
Weighted average number of common shares	20,464,168	17,294,653
Basic and diluted loss per share	$1.50	$1.25

Of the 2,092,596 (2020 – 1,522,362) share options, 232,317 (2020 – 8,717) RSUs and 724,983 (2020 – 1,223,744) warrants not included in the calculation of diluted loss per share for the period ended December 31, 2021, 1,510,396 (2020 – 1,678,431) were exercisable.